Partnership Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Cash Distribution
The following table presents our cash distributions paid in 2013, 2012 and 2011:

Payment Date	Per Unit Distribution	Total Cash Distribution
		(Millions)
November 14, 2013	$0.7200	$82
August 14, 2013	$0.7100	$72
May 15, 2013	$0.7000	$69
February 14, 2013	$0.6900	$54
November 14, 2012	$0.6800	$53
August 14, 2012	$0.6700	$49
May 15, 2012	$0.6600	$43
February 14, 2012	$0.6500	$37
November 14, 2011	$0.6400	$35
August 12, 2011	$0.6325	$34
May 13, 2011	$0.6250	$33
February 14, 2011	$0.6175	$30